Non-Cash Transactions - Non-cash Investing Activities (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Noncash Investing Activities [Abstract]
Increase in property, plant and equipment	$ 27,979	$ 26,069	$ 24,591
Other payables	571	806	(1,074)
Non-cash investing activities	$ 28,550	$ 26,875	$ 23,517